Organization, Business Operations and Basis of Presentation - Trust Account (Details) - USD ($)			9 Months Ended	12 Months Ended
	Mar. 13, 2020	Mar. 13, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Principal deposited in Trust Account	$ 230,000,000.0		$ 230,000,000.0	$ 230,000,000.0
Obligation to redeem Percentage of Common Stock With Respect To Any Other Material Provision Relating To Stockholders' Rights Or Pre-Initial Business Combination Activity			100.00%	100.00%
Redemption of common stock included in the units sold in public offering (as a percent)			100.00%	100.00%
Threshold period from closing of public offering the company is obligated to complete business combination			24 months	24 months
Cash equal to pro rata share calculated based on business days prior to consummation of business combination (in days)			2 days	2 days
Cash equal to pro rata share calculated based on business days prior to consummation of tender offer (in days)			2 days	2 days
Minimum net tangible assets upon consummation of the Company's initial Business Combination and after payment of underwriters fees and commissions			$ 5,000,001	$ 5,000,001
Share price	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Threshold business days for redemption of shares of trust account			10 days	10 days
Maximum net interest to pay dissolution expenses			$ 500,000	$ 500,000
Minimum net interest to pay dissolution expenses			$ 100,000	$ 100,000
Public Offering
Subsidiary, Sale of Stock [Line Items]
Share price	$ 10.00	$ 10.00
Number of shares issued		23,000,000		23,000,000